-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
Schedule of Investments
November 30, 2023 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENT - 78.3%
Money Market Fund - 78.3%
3,118,069	First American Government Obligations Fund, 5.285% (a)	$3,118,069
	TOTAL SHORT TERM INVESTMENT (Cost $3,118,069)	$3,118,069

	TOTAL INVESTMENTS (Cost $3,118,069) 78.3%	$3,118,069
	Other Assets in Excess of Liabilities - 21.7% (b)	866,498
	TOTAL NET ASSETS - 100.0%	$3,984,567

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at November 30, 2023 (Unaudited).
(b)	$2,099,596 of cash is pledged as collateral for futures contracts.

-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
Short Futures Contracts
November 30, 2023 (Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
(41)	CBOE VIX Futures	$96,364
	Expiring March 2024 (Underlying Face Amount at Market Value $699,800)
(75)	CBOE VIX Futures	155,306
	Expiring April 2024 (Underlying Face Amount at Market Value $1,320,030)
(75)	CBOE VIX Futures	132,304
	Expiring May 2024 (Underlying Face Amount at Market Value $1,343,030)
(34)	CBOE VIX Futures	3,684
	Expiring June 2024 (Underlying Face Amount at Market Value $621,660)
		$387,658

All futures contracts held by -1x Short VIX Cayman.

Volatility Shares Trust
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
Notes to Schedule of Investments
November 30, 2023 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The disclosure requirements establish a fair value hierarchy that distinguishes between:
(1) market participant assumptions developed based on market data obtained from sources independent of the Fund
(observable inputs); and (2) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the disclosure requirements hierarchy are as follows:

Level I — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level II — Inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly. Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).
Level III — Unobservable pricing input at the measurement date for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.
In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety.
Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following table summarizes the valuation of investments on November 30, 2023 (unaudited) using the fair value hierarchy:

	November 30, 2023 (Unaudited)

	Level 1 —	Level 2 —
Fund	Money Market Fund	Futures Contracts*	Level 3	Total
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	$3,118,069	$387,658	$-	$3,505,727

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.